Stock-Based Compensation and Benefit Plans - Summary of Stock Based Compensation (Details) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 179,436	$ 83,402	$ 308,222	$ 154,308	$ 443,558	$ 316,176
Cost Of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	53,071	12,543	73,672	16,438	55,774	21,753
Sales And Marketing Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	51,545	18,938	82,833	31,061	91,009	51,803
Research And Development Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	44,443	21,706	74,464	39,141	104,851	41,365
General And Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total stock-based compensation expense	$ 30,377	$ 30,215	$ 77,253	$ 67,668	$ 191,924	$ 201,255